Going Concern (Details Textual) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subscription Agreement [Member]	Dec. 31, 2012 Subsequent Event [Member] Subscription Agreement [Member]
Total Liability In Excess Of Assets	$ 4,075,374	$ 6,596,408
Proceeds From Subscription Agreement				$ 338,000
Additional Common Stock Share Available To Issue				2,417,000
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 1.00